SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 5) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total potentially dilutive securities	140,678	7,050,478
Warrants [Member]
Total potentially dilutive securities		1,953,722
Options [Member]
Total potentially dilutive securities		3,606,052
Convertible Debt [Member]
Total potentially dilutive securities	140,678	1,490,704